Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		$ 2,585	$ 2,793
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		342	15
Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1,545	1,710
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		678	1,035
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		20	33
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		335	372
Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		15	15
Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		319	353
Level 1 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			4
Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		2,117	2,296
Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		327
Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1,226	1,357
Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		545	906
Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		19	33
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		133	125
Level 3 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		133	125
U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		305	346
U.S. government bonds [Member] | Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		302	336
U.S. government bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		3	10
U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		504	534
U.S. corporate bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		504	534
Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		611	682
Non-U.S. government bonds [Member] | Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		17	17
Non-U.S. government bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		594	665
Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		112	116
Non-U.S. corporate bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		112	116
Mortgage backed securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1	1
Mortgage backed securities [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1	1
Other Fixed Income Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		12	31
Other Fixed Income Securities [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		12	31
Mutual funds [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[1]	537	556
Mutual funds [Member] | Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[1]	537	556
Insurance contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		133	125
Insurance contracts [Member] | Level 3 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		133	125	$ 33
Derivatives-credit contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			4
Derivatives-credit contracts [Member] | Level 1 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			4
Other [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[2]	8	350
Other [Member] | Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[2]	8	350
US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1,182	1,295	$ 1,269
US [Member] | Equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		53
US [Member] | Equities-Large cap [Member] | Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		15
US [Member] | Equities-Large cap [Member] | Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		38
Non-US [Member] | Equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		289	15
Non-US [Member] | Equities-Large cap [Member] | Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			$ 15
Non-US [Member] | Equities-Large cap [Member] | Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		$ 289

[1]	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
[2]	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.